Contingent Liabilities and Commitments (Details Textual) (USD $)				1 Months Ended
	Dec. 31, 2013	Dec. 11, 2013	Dec. 31, 2012	Jan. 31, 2008 Gulsby-Bay	Jan. 31, 2008 Gulsby	Dec. 31, 2013 Northwest Pipeline LLC [Member]	Dec. 31, 2013 Former Operations	Dec. 31, 2013 Natural gas underground storage facilities	Dec. 31, 2011 Gulf Liquids	Dec. 31, 2008 Gulf Liquids	Dec. 31, 2006 Gulf Liquids
Loss Contingencies [Line Items]
Accrued Environmental Loss liabilities	$ 47,000,000					$ 13,000,000	$ 27,000,000	$ 7,000,000
Estimated exposure for actual damages											68,000,000
Potential interest in addition to actual damages											20,000,000
Possible utlimate judgement in excess of accrual											199,000,000
Litigation award against Gulf Liquids, Damages				4,000,000	11,000,000
Loss contingency accrual reduction									33,000,000	43,000,000
Loss contingency accrued interest reduction									14,000,000	11,000,000
Loss Contingency, Range of Possible Loss	32,000,000
Customer Refund Liability, Current	98,000,000		0
Notice of Penalty		99,000
Commitments for construction and acquisition of property, plant and equipment	$ 1,500,000,000